Annual Fund Operating Expenses - Class A2 Shares - Federated Hermes Short-Intermediate Municipal Fund - A	Nov. 17, 2021
Operating Expenses:
Management Fee	0.40%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its A2 class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the A2 class of the Fund. The A2 class of the Fund will not incur and pay such fees until such time as approved by the Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A2 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.71% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) December 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.